Expense Example - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO - Fidelity Sustainable International Equity Fund - Fidelity Sustainable International Equity Fund
Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 107
3 years	598
5 years	1,169
10 years	$ 2,723